Average Annual Total Returns - Class S - Thrivent Balanced Income Plus Fund	Class S 1 Year	Class S 5 Years	Class S 10 Years	Class S (after taxes on distributions) 1 Year	Class S (after taxes on distributions) 5 Years	Class S (after taxes on distributions) 10 Years	Class S (after taxes on distributions and redemptions) 1 Year	Class S (after taxes on distributions and redemptions) 5 Years	Class S (after taxes on distributions and redemptions) 10 Years	Bloomberg Barclays Mortgage-Backed Securities Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Mortgage-Backed Securities Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Mortgage-Backed Securities Index(reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index(reflects no deduction for fees, expenses or taxes) 10 Years	MSCI World Index - USD Net Returns(reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World Index - USD Net Returns(reflects no deduction for fees, expenses or taxes) 5 Years	MSCI World Index - USD Net Returns(reflects no deduction for fees, expenses or taxes) 10 Years	S&P/LSTA Leveraged Loan Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P/LSTA Leveraged Loan Index(reflects no deduction for fees, expenses or taxes) 5 Years	S&P/LSTA Leveraged Loan Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	9.00%	7.75%	7.48%	8.09%	6.32%	5.67%	5.45%	5.56%	5.37%	3.87%	3.05%	3.01%	7.67%	8.22%	6.82%	15.90%	12.19%	9.87%	3.12%	5.24%	4.32%